PROPERTY, PLANT AND EQUIPMENT - Mineral Property Costs Not Subject to Depreciation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 13,806	$ 14,103	$ 14,434
MIning property costs not subject to depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	2,941	2,353	$ 2,450
MIning property costs not subject to depreciation | Norte Abierto Project
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	612	444
MIning property costs not subject to depreciation | Donlin Gold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	166	156
MIning property costs not subject to depreciation | Pascua-Lama
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	1,499	1,263
Construction-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	640	466
Acquired mineral resources and exploration potential
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (note 19)	$ 24	$ 24